Average Annual Total Returns - Class H - Emerging Markets Bond Strategy Fund - Class H	Since Inception	1 Year	5 Years	Inception Date	Return After Taxes on Distributions Since Inception	Return After Taxes on Distributions 1 Year	Return After Taxes on Distributions 5 Years	Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ICE BofA Merrill Lynch U.S. Dollar Emerging Markets Sovereign Plus Index (reflects no deduction for fees, expenses or taxes) Since Inception	ICE BofA Merrill Lynch U.S. Dollar Emerging Markets Sovereign Plus Index (reflects no deduction for fees, expenses or taxes) 1 Year	ICE BofA Merrill Lynch U.S. Dollar Emerging Markets Sovereign Plus Index (reflects no deduction for fees, expenses or taxes) 5 Years
Total	2.41%	3.40%	5.02%	Oct. 08, 2013	(0.33%)	2.92%	3.72%	0.52%	2.01%	3.30%	5.68%	4.79%	6.59%